Taxation - Taxation attributable to the Group (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
UK corporation tax rate (as a percent)	25.00%	25.00%	23.50%
Current taxation:
Current income tax charge	$ 170	$ 195	$ 180
Adjustments in respect of prior periods	(41)	(37)	(45)
Total current taxation	129	158	135
Deferred taxation:
Origination and reversal of temporary differences	10	(79)	(116)
Changes in tax rates	(1)		(2)
Adjustments to estimated amounts arising in prior periods	16	7	10
Total deferred taxation	25	(72)	(108)
Total taxation charge as per the income statement	154	86	27
Taxation in other comprehensive income	(4)	6	(18)
Taxation in equity	(4)	1
Taxation charge attributable to the Group	146	93	9
Adjustments in respect of prior years	(25)	(30)	(35)
Net credit	(58)	(87)	(113)
UK corporation tax
Current taxation:
Current income tax charge	23	13	15
Overseas tax
Current taxation:
Current income tax charge	$ 147	$ 182	$ 165